Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Commitments and contingencies

15   Commitments and contingencies

a     Commitments

Future minimum payments under non-cancelable agreements for operating leases that have not commenced or with lease terms of 12 months or less consist of the following as of December 31, 2020:

		Less than One	One to Three	Over Three
	Total	Year	Years	Years
	RMB	RMB	RMB	RMB
Operating lease commitments	1,198	696	274	228

Upon the adoption of ASC 842 on January 1, 2019, future minimum lease payments for operating lease liabilities as of December 31, 2020 are disclosed in Note 7.

Purchase commitments mainly include minimum commitments for non-cancellable advertising service contracts. Purchase commitments as of December 31, 2020 were as follows:

		Less than One	Over One
	Total	Year	Year
	RMB	RMB	RMB
Purchase commitments	239,226	226,853	12,373

b     Contingencies

There are no claims, lawsuits, investigations and proceedings, including un-asserted claims that are probable to be assessed, that have in the recent past had, or to the Group’s knowledge, are reasonably possible to have, a material change on the Group’s financial position results of operations or cash flow.